Subsequent Events	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Subsequent Event [Line Items]
Subsequent Events
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

XL Hybrids, Inc [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 12. Subsequent Event
On December 21, 2020, the Company consummated its business combination with Pivotal pursuant to the merger agreement dated September 17, 2020. In connection with the closing of the business combination, Pivotal changed its name to XL Fleet Corp. The Company was deemed to be the accounting acquirer in the merger. The historical financial statements of the Company became the historical financial statements of the combined company upon the consumation of the merger.

Note 19. Subsequent Events
Deferral of principal payments on term loans:
On April 6, 2020, the Company executed a deferral agreement with its lender such that payment dates for all monthly payments under the Term Loan and Capital Growth Term Loan would be extended for six months. Interest only payments will be due in the six-month
deferral period and the maturity dates will be extended for a six-month
period.
Convertible notes payable:
In January 2020, the Company’s Board of Directors approved the issuance of subordinated convertible promissory notes up to an additional $13,000 and the amendment to the existing subordinated convertible promissory notes such that they contain the same terms as the 2020 notes. To date in 2020, the Company has signed subordinated convertible promissory notes in the amount of $8,100. The notes mature at the earlier of (i) February 6, 2021 or (ii) the date of a change of control as defined in the note agreements. Upon a change of control, the Company is required to repay all outstanding principal and interest and a 100% premium on the outstanding principal balance of each note. Under the terms of the agreements, if a qualifying financing event occurs before maturity, the convertible promissory notes and accrued interest are convertible at 80% of the price per share paid generally by cash investors in such qualifying financing.
Public Health Emergency of International Concern:
On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted to, amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the coronavirus pandemic.
As the coronavirus pandemic continues to evolve, the Company believes the extent of the impact to its business, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration of the coronavirus pandemic, the pandemic’s impact on the U.S. and global economies and the timing, scope and effectiveness of federal, state and local governmental responses to the pandemic. Those primary drivers are beyond the Company’s knowledge and control, and as a result, at this time the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the coronavirus pandemic will have on its business, operating results, cash flows and financial condition, but it could be material if the current circumstances continue to exist for a prolonged period of time. Although we have made our best estimates based upon current information, actual results could materially differ from the estimates and assumptions developed by management. Accordingly, it is reasonably possible that the estimates made in the financial statements have been, or will be, materially and adversely impacted in the near term as a result of these conditions, and if so, the Company may be subject to future impairment losses related to long-lived assets as well as changes to recorded reserves and valuations.
Payroll Protection Program Loan:
On May 8, 2020, the Company received loan proceeds in the amount of $1,100 under the Payroll Protection Program (“PPP”). The PPP was established as part of CARES Act and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The loans and accrued interest are forgivable after eight weeks so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and so long as the borrower maintains its pre-funding
employment and wage levels.
Warrant exercise:
During September 2020, warrants were exercised for 1,405,888 shares of Series C Preferred Stock at an exercise price per share of $0.6046.